Condensed Statement of Operations - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Empower Ltd [Member]
Formation and operating costs	$ 1,655,583	$ 273,915	$ 4,592,939
Loss from operations	(1,655,583)	(273,915)	(4,592,939)
Other income (expenses):
Interest earned on marketable securities held in trust account	7,191	49,118	59,360
Unrealized gain on marketable securities held in trust account	(4,366)	3,788	0
Change in fair value of warrant liability	(9,706,666)	(1,690,000)	(10,143,333)
Change in fair value of forward purchase agreement liability	(1,500,000)	(2,050,000)	(1,200,000)
Transaction costs		(482,885)
Other expenses, net	(11,203,841)	(4,169,979)	(11,283,973)
Net income (loss)	$ (12,859,424)	$ (4,443,894)	$ (15,876,912)
Weighted average Class A ordinary shares outstanding	25,000,000	15,601,504	25,000,000
Basic and diluted net loss per Class A ordinary share	$ (0.41)	$ (0.20)	$ (0.51)
Weighted average Class B ordinary shares outstanding	6,250,000	6,250,000	6,250,000
Basic and diluted net loss per Class B ordinary share	$ (0.41)	$ (0.20)	$ (0.51)